Note 16 - Share-Based Compensation (Details) - Share Based Compensation Shares Authorized Under Stock Option Plans By Exercise Price Range (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 16 - Share-Based Compensation (Details) - Share Based Compensation Shares Authorized Under Stock Option Plans By Exercise Price Range [Line Items]
Outstanding Options, Number (in Shares)		221,894
Outstanding Options, Average Life in Years	5 years 219 days	6 years	6 years 73 days
Outstanding Options, Average Exercise Price	$ 8.81	$ 8.91	$ 9.20	$ 9.74
Exercisable Options, Number (in Shares)	184,215	153,535
Exercisable Options, Average Life in Years	4 years 255 days	4 years 328 days
Exercisable Options, Average Exercise Price		$ 9.90
Exercise Price Range 5.69 to 6.21 [Member]
Note 16 - Share-Based Compensation (Details) - Share Based Compensation Shares Authorized Under Stock Option Plans By Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit		$ 5.69
Exercise Price Range, Upper Range Limit		$ 6.21
Outstanding Options, Number (in Shares)		62,000
Outstanding Options, Average Life in Years		8 years 328 days
Outstanding Options, Average Exercise Price		$ 6.15
Exercisable Options, Number (in Shares)		19,200
Exercisable Options, Average Life in Years		8 years 292 days
Exercisable Options, Average Exercise Price		$ 6.16
Exercise Price Range 6.79 to 10.75 [Member]
Note 16 - Share-Based Compensation (Details) - Share Based Compensation Shares Authorized Under Stock Option Plans By Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit		$ 6.79
Exercise Price Range, Upper Range Limit		$ 10.75
Outstanding Options, Number (in Shares)		96,376
Outstanding Options, Average Life in Years		6 years
Outstanding Options, Average Exercise Price		$ 8.18
Exercisable Options, Number (in Shares)		70,817
Exercisable Options, Average Life in Years		5 years 6 months
Exercisable Options, Average Exercise Price		$ 8.40
Exercise Price Range 11.51 to 13.77 [Member]
Note 16 - Share-Based Compensation (Details) - Share Based Compensation Shares Authorized Under Stock Option Plans By Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit		$ 11.51
Exercise Price Range, Upper Range Limit		$ 13.77
Outstanding Options, Number (in Shares)		63,518
Outstanding Options, Average Life in Years		3 years 36 days
Outstanding Options, Average Exercise Price		$ 12.70
Exercisable Options, Number (in Shares)		63,518
Exercisable Options, Average Life in Years		3 years 36 days
Exercisable Options, Average Exercise Price		$ 12.70